Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Analysis of goodwill
Carrying value of goodwill	£ 5,675	£ 5,680
Retail Banking
Analysis of goodwill
Carrying value of goodwill	2,607	2,607
Commercial & Institutional
Analysis of goodwill
Carrying value of goodwill	2,904	2,905
Private Banking
Analysis of goodwill
Carrying value of goodwill	9	9
Central Items and other
Analysis of goodwill
Carrying value of goodwill	£ 155	£ 159